Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets of discontinued operations	$ 59,223	[1]	$ 16,209	[1]
Total non-current assets of discontinued operations			150,608	[1]
Total current liabilities of discontinued operations	17,801	[1]	5,183	[1]
Total non-current liabilities of discontinued operations			17,337	[1]
TPP Rousse [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	3,035		731
Accounts receivable, net of allowance for doubtful accounts	5,681		8,114
Inventories	5,854		6,201
Prepayments and other current assets	533		1,163
Property, plant and equipment and other non-current assets, net	44,120
Total current assets of discontinued operations	59,223		16,209
Property, plant and equipment, net			48,400
Other non-current assets			18,695
Goodwill			83,513
Total non-current assets of discontinued operations			150,608
Accounts payable and accrued expenses	3,800		4,960
Short-term borrowings and current portion of long-term debt	12,234
Other current liabilities	1,767		223
Total current liabilities of discontinued operations	17,801		5,183
Long-term debt			13,495
Deferred income taxes			2,713
Other non-current liabilities			1,129
Total non-current liabilities of discontinued operations			$ 17,337

[1]	See Note 3(e)